2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies [Abstract]
Schedule of subsidiaries, joint ventures and joint operations

The consolidated financial statements for the years ended December 31, 2019 and 2018 include the following direct and indirect subsidiaries, joint ventures and joint operations, as well as the exclusive funds, as follows:

		Equity interests (%)
Companies	Number of shares held by CSN (in units)	12/31/2019	12/31/2018	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	20,001,000	100.00	100.00	Financial transactions
CSN Islands XI Corp.	50,000	100.00	100.00	Financial transactions
CSN Islands XII Corp.	1,540	100.00	100.00	Financial transactions
CSN Steel S.L.U.	22,042,688	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)		100.00	100.00	Equity interests
Sepetiba Tecon S.A.	254,015,052	99.99	99.99	Port services
Minérios Nacional S.A.	141,719,295	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	42,551,519	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	195,454,162	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	445,921,292	99.99	99.99	Manufacture of packages and distribution of steel products
CSN Gestão de Recursos Financeiros Ltda. (1)			99.99	Management of funds and securities portfolio
CSN Mineração S.A.	158,419,480	87.52	87.52	Mining and Equity interests
CSN Energia S.A.	43,149	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	486,592,830	92.38	91.69	Railroad logistics
Nordeste Logística S.A.	99,999	99.99	99.99	Port services
Aceros México CSN (2)			0.08	Commercial representation, steel sales and related activities
CSN Inova Ltd.		100.00	100.00	Advisory and implementation of new development projects
CSN Equipamentos S.A (3)	999	99.99		Rental of commercial and industrial machinery and equipment
CBSI - Companhia Brasileira de Serviços de Infraestrutura (4)	3,752,292	100.00		Provision of services

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.		100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.		99.99	99.99	Steel and Equity interests
CSN Resources S.A.		100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas		99.99	99.99	Sale of cans and packages in general and Equity interests
Companhia de Embalagens Metálicas MMSA		99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM		99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.		100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH		100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (*)		100.00	100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Asia limited (5)			100.00	Commercial representation
CSN Mining Holding, S.L		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited		87.52	87.52	Commercial representation
Aceros México CSN (2)			99.92	Commercial representation, steel sales and related activities
Lusosider Ibérica S.A.		100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.		87.52	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC		100.00	100.00	Import and distribution/resale of products

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	253,606,846	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava		17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A. (6)	63,377,198	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.		31.82	31.82	Dormant company
CBSI - Companhia Brasileira de Serviços de Infraestrutura			50.00	Provision of services
Transnordestina Logística S.A. (7)	24,670,093	47.26	46.30	Railroad logistics

Indirect interest in joint ventures: equity method
MRS Logística S.A.		16.30	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	46,994,971	20.00	20.00	Metallurgical and Equity interests

(*) They are dormant Companies therefore they do not appear in the note 8.a, where is disclosed business information under the equity method and fair value through profit or loss and comprehensive income.

(1)     CSN Gestão de Recursos Financeiros was liquidated on June 13, 2019;

(2)     On February 1, 2019, the Federal Taxpayers' Registry was canceled and, therefore, the settlement process of Aceros Mexico CSN was terminated, however, before third parties and for the purposes of commercial law, the settlement was retroactive to September 18, 2018;

(3)     Company incorporated on August 22, 2019.

(4)     On November 29, 2019, a purchase and sale agreement for share was signed, whereby Companhia Siderúrgica Nacional acquired the entire participation that CKTR Brasil Serviços Ltda held in CBSI - Companhia Brasileira de Serviços de Infraestrutura. As a result, as of the date mentioned, CSN now holds 100% of CBSI's share capital.

(5)     On August 6, 2019 CSN Asia Limited was liquidated;

(6)     On December 31, 2019 and 2018, the Company directly owned 26,611,282 common shares, 2,673,312 preferred shares class A and 34,092,604 preferred shares class B, totaling 36,765,916 preferred shares of MRS Logística S.A.

(7)     On May 10, 2019, 501,789 shares of shareholder FINOR, all class B preferred shares, were transferred to shareholder CSN. On December 31,2019, the Company had 24,168,304 ordinary shares, 501,789 preferred shares Class B (as of December 31,2018 had 24,168,304 ordinary shares and no preferred shares).

Schedule of exclusive funds

Exclusive funds

	Equity interests (%)
Exclusive funds	12/31/2019	12/31/2018	Core business
Direct interest: full consolidation
Diplic II - Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

New standards and interpretations issued and not yet adopted

The following standard and interpretation has been issued and will be mandatory for subsequent accounting periods, that is, as of January 1, 2020 and 2021 and were not early adopted by the Group for the year ended December 31, 2019:

Standard	Main items introduced by the standard	Effective date
The Conceptual framework for financial reporting	Review of the Conceptual Framework by establishing a comprehensive set of concepts for guidance on financial performance reporting; better definitions and guidelines, highlighting the definition of a liability; and clarification in relevant areas.	January 1, 2020

The following standards and interpretations have been issued and were applied by the Company as of January 1, 2019:

Standard	Main items introduced by the standard	Effective date
IFRS16 – Leases

This new standard defines the principles for recognition, measurement, presentation and disclosure of leases and introduces a single model for the accounting of leases in the balance sheet for the lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. Optional exemptions are available for short-term leases and low-value items. For lessors, accounting treatment remains practically the same, with the classification of leases as operating leases or financial leases.

IFRS 16 replaces existing lease standards, including IAS 17 - Leasing operations and IFRIC 4, SIC 5 and SIC 27 - Complementary aspects of leasing operations

January 1, 2019
IFRIC 23 – Uncertainty over Income Tax Treatments	Can be unclear how tax law applies to a particular transaction or circumstance. This interpretation complements IAS 12 – Income Tax, to clarify how to reflect the effects of uncertainty over income tax treatments.